SCHEDULE 1 - COMPANY STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement [Line Items]
Administrative expenses	$ (234.8)	$ (275.4)	[1]	$ (364.7)	[1]
Other income	179.6	85.8	[1]	0.4	[1]
Operating income	821.4	604.0	[1]	524.4	[1]
Finance income	219.1	27.5	[1]	18.5	[1]
Finance costs	(349.7)	(2,042.2)	[1]	(2,357.0)	[1]
Income/(loss) before income tax	690.8	(1,410.7)	[1]	(1,814.1)	[1]
Income tax expense	(86.4)	(69.3)	[1]	(102.8)	[1]
Income/(loss) for the year	126.8	(1,644.2)	[1]	(1,988.2)	[1]
Parent Company
Statement [Line Items]
Administrative expenses	(996.4)	(1,326.0)		(267.4)
Other income	197.4	64.1		429.7
Operating income	(799.0)	(1,261.9)		162.3
Finance income	218.9	91.2		76.7
Finance costs	(204.7)	(137.8)		(127.0)
Income/(loss) before income tax	(784.8)	(1,308.5)		112.0
Income/(loss) for the year	(784.8)	(1,308.6)		$ 112.0
Administrative expense | Parent Company
Statement [Line Items]
impairment charge	$ 869.8	$ 1,141.7

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information